Financial Instruments - Summary of Assets and Liabilities Recognized at Fair Value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Derivative financial instruments		R$ 35,946
Investment at fair value	R$ 9,654
Financial liabilities
Derivative financial instruments		33,940
Accounts payable to selling shareholders	1,786,515	1,216,232
Level 2
Financial assets
Financial investments	17,645	498,584
Level 3
Financial assets
Derivative financial instruments		35,946
Financial liabilities
Derivative financial instruments		33,940
Accounts payable to selling shareholders	R$ 861,385	R$ 328,668